Form N-1A Supplement	Sep. 17, 2026
INVESCO V.I. AMERICAN VALUE FUND | INVESCO V.I. AMERICAN VALUE FUND
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
SUPPLEMENT DATED SEPTEMBER 17, 2026 TO THE CURRENT
SUMMARY AND STATUTORY PROSPECTUSES FOR:
Invesco V.I. American Value Fund
(the “Fund")
This supplement amends the Summary and Statutory Prospectuses of the above referenced Fund and is in addition to any other supplement(s), unless otherwise specified. You should read this supplement carefully in conjunction with the Summary and Statutory Prospectuses and retain it for future reference.
Effective November 1, 2026:

INVESCO V.I. GROWTH AND INCOME FUND | INVESCO V.I. GROWTH AND INCOME FUND
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
SUPPLEMENT DATED SEPTEMBER 17, 2026 TO THE CURRENT
SUMMARY AND STATUTORY PROSPECTUSES AND STATEMENT OF ADDITIONAL INFORMATION FOR:
Invesco V.I. Growth and Income Fund
(the “Fund”)
Important Notice Regarding Change in Fund Name and Investment Policy
The purpose of this supplement is to provide you with notice of changes to the current Summary and Statutory Prospectuses and Statement of Additional Information ("SAI") of the above referenced Fund. This supplement amends the Summary and Statutory Prospectuses and SAI of the above referenced Fund and is in addition to any other supplement(s). You should read this supplement in conjunction with the Summary and Statutory Prospectuses and SAI and retain it for future reference.
At a meeting held on September 14-16, 2026, the Board of Trustees of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) approved changes to the name and principal investment strategies of the Fund.
Effective on or about April 30, 2027:
1. The name of the Fund and all references thereto in the Summary and Statutory Prospectuses and SAI are changing as indicated below:
The Fund will be renamed “Invesco V.I. Value Income Fund.”